Pension and Other Retirement Plans - Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan, Percent Increase on Service and Interest Cost Component	1.00%
Service cost and interest cost, 1% Increase	$ 25
Service cost and interest cost, 1% Decrease	(22)
Projected benefit obligation, 1% Increase	283
Projected benefit obligation, 1% Decrease	$ (257)